Alliance
Municipal
Trust
- Massachusetts
Portfolio

                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 1999
(unaudited)

STATEMENT OF NET ASSETS
December 31, 1999 (unaudited) Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                Value
--------------------------------------------------------------------------------

            MUNICIPAL BONDS - 94.5%
            GEORGIA - 6.1%
            Gainesville &
            Hall County
            (Senior Living Facility
            Lanier Village)
            Series 99A VRDN
$    2,000  11/15/10 (b)............      5.90%         $     2,000,000
            Summerville IDA
            (Image Industries Project)
            Series 97 AMT VRDN
     4,000  9/01/17 (b).............      5.50                4,000,000
                                                        ---------------
                                                              6,000,000
                                                        ---------------
            ILLINOIS - 1.5%
            Rock Island
            Metropolitan Airport
            (Elliot Aviation Project)
            Series 98 AMT VRDN
     1,500  12/01/18 (b)............      5.70                1,500,000
                                                        ---------------
            INDIANA - 4.1%
            Indiana Health
            Facility Authority
            (Hartsfield Village)
            Series 97B VRDN
     4,000  8/15/27 (b).............      5.55                4,000,000
                                                        ---------------
            MASSACHUSETTS - 52.7%
            Billerica GO
            FGIC Series 99
       700  12/15/00................      4.10                  721,875
            Bourne GO BAN
            Series 99B
     2,000  9/29/00.................      3.75                2,007,116
            Clinton GO
            AMBAC Series 99
       950  3/15/00.................      3.21                  955,106
            Fitchburg GO
            FSA Series 99
       550  11/15/00................      3.90                  562,028
            Haverhill GO
            FGIC
       925  6/01/00.................      3.23                  939,679
            Holden GO BAN
            Series 99
     1,000  3/15/00.................      3.75                1,000,481
            Kingston GO
            FGIC Series 99
       445  11/15/00................      3.92                  450,911
            Mansfield GO BAN
            Series 99
     2,000  4/26/00.................      3.73                2,003,174
            Marshfield GO
            MBIA Series 99
       430  5/01/00.................      3.50                  433,405
            Massachusetts Bay
            Transport Authority
            (General Transportation
            Systems)
            Series 99 VRDN
     1,000  3/01/14 (b).............      5.55                1,000,000
            Massachusetts
            Development Finance
            Agency
            (Waste Management)
            Series 99 AMT VRDN
     2,000  7/01/29 (b).............      5.65                2,000,000
            Massachusetts GO
            FGIC Series 90
            Pre-refunded
     1,000  3/02/00.................      3.00                1,026,522
            Massachusetts GO
            Series 97
       500  8/01/00.................      3.71                  503,640
            Massachusetts GO
            Series 98A VRDN
     3,500  9/01/16 (b).............      5.50                3,500,000
            Massachusetts Health &
            Education Facility
            (Brigham &
            Women's Hospital)
            Series 85A VRDN
     2,540  7/01/17 (b).............      5.50                2,540,000
            Massachusetts Health &
            Education Facility
            (Capital Asset Program)
            Series 85A VRDN
     2,700  1/01/35 (b).............      4.75                2,700,000
            Massachusetts Health &
            Education Facility
            (Wellesley College)
            Series 92E VRDN
     1,085  7/01/22 (b).............      5.30                1,085,000
            Massachusetts IFA
            (ADP Inc. Project)
            Series 97 VRDN
     1,000  12/01/19 (b)............      5.00                1,000,000
            Massachusetts IFA
            (America Tech)
            Series 97 AMT VRDN
       500  8/01/22 (b).............      5.65                  500,000

STATEMENT OF NET ASSETS
(continued)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                Value
--------------------------------------------------------------------------------

            Massachusetts IFA
            (Berkshire Project)
            Series 90 VRDN
$    3,700  9/01/20 (b).............      5.65%         $     3,700,000
            Massachusetts IFA
            (Carand Realty Trust)
            AMT VRDN
       825  5/01/17 (b).............      5.40                  825,000
            Massachusetts IFA
            (Gordon College Project)
            Series 97 VRDN
     1,100  12/01/27 (b)............      5.30                1,100,000
            Massachusetts IFA
            (ICC Realty Project)
            Series 97 AMT VRDN
     1,700  12/01/16 (b)............      5.65                1,700,000
            Massachusetts IFA
            (Mount Ida College
            Project)
            Series 97 AMT VRDN
     1,440  12/01/27 (b)............      5.30                1,440,000
            Massachusetts IFA
            (Nutramax Prods Inc.)
            Series 96 AMT VRDN
     5,300  5/01/16 (b).............      5.45                5,300,000
            Massachusetts IFA
            (Showa Womens
            Institute, Inc.)
            Series 94 VRDN
     4,100  3/15/04 (b).............      4.50                4,100,000
            Massachusetts IFA
            (Tamasi Family
            Development)
            Series 98 VRDN
       900  5/01/13 (b).............      5.40                  900,000
            Massachusetts IFA
            (Techprint Issue)
            Series 97 AMT VRDN
       842  6/01/17 (b).............      5.60                  842,000
            Massachusetts IFA
            PCR
            (Holyoke Water &
            Power Co.)
            Series 90 AMT VRDN
     2,500  12/01/20 (b)............      5.10                2,500,000
            Massachusetts Municipal
            Wholesale Electric
            AMBAC Series 92B
     1,000  7/01/00.................      3.90                1,011,539
            Massachusetts
            Port Authority
            FGIC Series 90A
     1,100  7/01/00.................      3.71                1,117,387
            Medfield GO
            Series 99
       470  8/15/00.................      3.75                  478,849
            Salisbury GO
            MBIA Series 99
       510  8/01/00.................      3.62                  518,952
            Triton School District
            FGIC Series 99
       782  4/01/00.................      3.21                  788,124
            Upper Blackstone
            (Water Pollution
            Abatement Dist.)
            AMBAC Series 99
       335  8/01/00.................      3.71                  341,666
                                                        ---------------
                                                             51,592,454
                                                        ---------------
            PUERTO RICO - 10.6%
            Puerto Rico
            Commonwealth
            Highway & Transit
            AMBAC Series 98A
            VRDN
     4,100  7/01/28 (b).............      5.00                4,100,000
            Puerto Rico Government
            Development Bank
            MBIA Series 85 VRDN
     6,300  12/01/15 (b)............      4.95                6,300,000
                                                        ---------------
                                                             10,400,000
                                                        ---------------
            SOUTH CAROLINA - 6.6%
            Berkeley County IDA
            (Nucor Corp. Project)
            Series 97 AMT VRDN
       500  4/01/30 (b).............      5.80                  500,000
            Series 98 AMT VRDN
     3,700  4/01/31 (b).............      5.80                3,700,000
            Florence County
            Solid Waste
            (Roche Carolina Inc.)
            Series 97 AMT VRDN
     2,200  4/01/27 (b).............      5.40                2,200,000
                                                        ---------------
                                                              6,400,000
                                                        ---------------

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                Value
--------------------------------------------------------------------------------
            TENNESSEE - 5.4%
            Education Funding
            of the South
            (Student Funding Corp.)
            Series 87A-3 AMT
            VRDN
$    3,700  12/01/17 (b)............      5.30%         $     3,700,000
            Rutherford County
            (Tennessee Farmers
            Cooperative Project)
            Series 99C AMT
            VRDN
     1,600  11/01/14 (b)............      5.60                1,600,000
                                                        ---------------
                                                              5,300,000
                                                        ---------------
            TEXAS - 7.5%
            Camp County IDA
            (Pilgrims Pride Corp.)
            Series 99 AMT VRDN
     3,000  7/01/29 (b).............      5.60                3,000,000
            North Central Texas
            Health Facility
            (YMCA Metropolitan
            Dallas Project)
            Series 91 VRDN
     2,100  6/01/21 (b).............      6.50                2,100,000
            Panhandle Plains
            (Student Loan Revenue)
            Series 97X AMT
            VRDN
     2,200  6/01/27 (b).............      5.25                2,200,000
                                                        ---------------
                                                              7,300,000
                                                        ---------------
            Total Municipal Bonds
            (amortized cost
            $92,492,454)............                         92,492,454
                                                        ---------------
            COMMERCIAL PAPER - 3.5%
            MASSACHUSETTS - 3.5%
            Massachusetts
            Port Authority
            Series 96 AMT
     1,000  3/09/00.................      3.55                1,000,000
            Massachusetts
            Water Authority
            Series 94
     1,200  3/13/00.................      3.75                1,200,000
     1,235  5/02/00.................      3.75                1,235,000
                                                        ---------------
            Total Commercial Paper
            (amortized cost
            $3,435,000).............                          3,435,000
                                                        ---------------
            TOTAL INVESTMENTS - 98.0%
            (amortized cost
            $95,927,454)............                         95,927,454
            Other assets less
            liabilities - 2.0%......                          1,909,840
                                                        ---------------
            NET ASSETS - 100%
            (offering and redemption
            price of $1.00 per share;
            97,837,294 shares
            outstanding)............                    $    97,837,294
                                                        ===============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC  - American Municipal Bond Assurance Corporation
      AMT    - Alternative Minimum Tax
      BAN    - Bond Anticipation Note
      FGIC   - Financial Guaranty Insurance Company
      FSA    - Financial Security Assurance
      GO     - General Obligation
      IDA    - Industrial Development Authority
      IFA    - Industrial Finance Authority
      MBIA   - Municipal Bond Investors Assurance
      PCR    - Pollution Control Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended
December 31, 1999
(unaudited)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

INVESTMENT INCOME
   Interest .......................................                   $1,173,900
EXPENSES
   Advisory fee (Note B) ..........................    $  166,863
   Distribution assistance and administrative
     service (Note C) .............................       164,734
   Custodian fees .................................        34,534
   Transfer agency (Note B) .......................        13,330
   Printing .......................................         6,047
   Audit and legal fees ...........................         5,891
   Registration fees ..............................         4,876
   Trustees' fees .................................         1,179
   Amortization of organization expense ...........           930
   Miscellaneous ..................................         2,015
                                                       ----------
   Total expenses .................................       400,399
   Less: expense reimbursement ....................       (66,672)
                                                       ----------
   Net expenses ...................................                      333,727
                                                                      ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........                   $  840,173
                                                                      ==========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                 Six Months Ended
                                                 December 31, 1999   Year Ended
                                                    (unaudited)    June 30, 1999
                                                   ------------    ------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .......................   $    840,173    $    896,822
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income .......................       (840,173)       (896,822)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) .......................     47,357,209      22,647,685
                                                   ------------    ------------
   Total increase ..............................     47,357,209      22,647,685
NET ASSETS
   Beginning of year ...........................     50,480,085      27,832,400
                                                   ------------    ------------
   End of period ...............................   $ 97,837,294    $ 50,480,085
                                                   ============    ============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1999
(unaudited)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio (the "Portfolio"). Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July 2002.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3Ebillion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1999, the reimbursement amounted to $66,672.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 1999.

For the six months ended December 31, 1999, the Fund's expenses were reduced by $113 under an expense offset arrangement with Alliance Fund Services, Inc.

NOTES TO FINANCIAL STATEMENTS
(continued)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1999, the distribution fee amounted to $83,432. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1999, such payments by the Portfolio amounted to $81,302, of which $46,500 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 1999, capital paid-in aggregated $97,837,294. Transactions, all at $1.00 per share, were as follows:

                                                 Six Months Ended    Year Ended
                                                 December 31, 1999    June 30,
                                                    (unaudited)         1999
                                                   ------------    ------------

Shares sold ....................................    153,488,015     157,532,699
Shares issued on reinvestments of dividends ....        840,173         896,822
Shares redeemed ................................   (106,970,979)   (135,781,836)
                                                   ------------    ------------
Net increase ...................................     47,357,209      22,647,685
                                                   ============    ============

FINANCIAL HIGHLIGHTS          Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                      Six Months Ended           Year Ended June 30,           April 17, 1997(a)
                                                      December 31, 1999 -----------------------------------         through
                                                         (unaudited)           1999               1998           June 30, 1997
                                                      ----------------- ------------------ -----------------  -----------------
Net asset value, beginning of period..............        $   1.00           $   1.00           $   1.00           $  1.00
                                                          --------           --------           --------           -------
Income From Investment Operations
Net investment income (b).........................            .012               .023               .028              .007
                                                          --------           --------           --------           -------
Less: Dividends
Dividends from net investment income..............           (.012)             (.023)             (.028)            (.007)
                                                          --------           --------           --------           -------
Net asset value, end of period....................        $   1.00           $   1.00           $   1.00           $  1.00
                                                          ========           ========           ========           =======
Total Return
Total investment return based on net asset
   value (c)......................................            1.24%              2.31%              2.83%             0.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted).........         $97,837            $50,480            $27,832           $15,046
Ratios to average net assets of:
   Expenses, net of waivers and
      reimbursements..............................            1.00%(d)           1.00%               .85%              .50%(d)
   Expenses, before waivers and
      reimbursements..............................            1.20%(d)           1.47%              1.37%             2.99%(d)
   Net investment income (b)                                  2.56%(d)           2.26%              2.80%             3.47%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(d)   Annualized.

CHANGE IN
INDEPENDENT ACCOUNTANT        Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 27, 1999, there were noEdisagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 25, 1999, the Fund, with the approval of its Trustees and its Audit Committee, engaged PwC as its independent auditors.

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Doris T. Ciliberti, Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

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
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                                                                 ---------------
                                                                    BULK RATE
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------
Alliance Municipal Trust - Massachusetts Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |1| |5| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTMASR1299